Material Partly-Owned Subsidiaries - Subsidiaries with Material Non-controlling Interests (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CTW Consolidated [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Percentage of equity interest held by non-controlling interests	49.07%	49.07%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	The People's Republic of China
Percentage of equity interest held by non-controlling interests	31.25%	31.25%